Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2024		Sep. 30, 2023
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 316,400	[1]	$ 547,008	[2]
Gross Unrealized Gains	0		0
Gross Unrealized Losses	5,238	[1]	16,203	[2]
Fair Value	311,162	[1]	530,805	[2]
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	142,920		308,354
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Fair Value	142,920		308,354
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	111,351		160,370
Gross Unrealized Gains	0		0
Gross Unrealized Losses	2,931		10,060
Fair Value	108,420		150,310
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,904		44,782
Gross Unrealized Gains	0		0
Gross Unrealized Losses	1,371		3,644
Fair Value	35,533		41,138
Municipal Bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,317		7,513
Gross Unrealized Gains	0		0
Gross Unrealized Losses	126		417
Fair Value	4,191		7,096
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17,438		18,566
Gross Unrealized Gains	0		0
Gross Unrealized Losses	778		1,774
Fair Value	16,660		16,792
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,470		7,423
Gross Unrealized Gains	0		0
Gross Unrealized Losses	32		308
Fair Value	$ 3,438		$ 7,115

[1]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2024, $168,242 of securities were classified as short-term interest-bearing investments and $142,920 of securities were classified as cash and cash equivalents.
[2]	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s consolidated balance sheets. As of September 30, 2023, $222,451 of securities were classified as short-term interest-bearing investments and $308,354 of securities were classified as cash and cash equivalents.